Blackberry Limited and Summary of Significant Accounting Policies and Critical Accounting Estimates Fiscal Year End (Details)	12 Months Ended
Feb. 29, 2016 d
Fourth Quarter and Year Ended, Fiscal 2016 [Domain]
Fiscal Year End [Line Items]
Financial Statement Filing Date - New Date	Feb. 29, 2016
Financial Statement Filing Date - Original Date	Feb. 27, 2016
Number of Days in Period Prior to Fiscal Year Change	91
Number of Days in Period Post Fiscal Year Change	93
Difference in Number of Days in Period Post Fiscal Year Change	2
First Quarter, Fiscal 2017 [Domain]
Fiscal Year End [Line Items]
Financial Statement Filing Date - New Date	May 31, 2016
Financial Statement Filing Date - Original Date	May 28, 2016
Number of Days in Period Prior to Fiscal Year Change	91
Number of Days in Period Post Fiscal Year Change	92
Difference in Number of Days in Period Post Fiscal Year Change	1
Second Quarter, Fiscal 2017 [Domain]
Fiscal Year End [Line Items]
Financial Statement Filing Date - New Date	Aug. 31, 2016
Financial Statement Filing Date - Original Date	Aug. 27, 2016
Number of Days in Period Prior to Fiscal Year Change	91
Number of Days in Period Post Fiscal Year Change	92
Difference in Number of Days in Period Post Fiscal Year Change	1
Third Quarter, Fiscal 2017 [Domain]
Fiscal Year End [Line Items]
Financial Statement Filing Date - New Date	Nov. 30, 2016
Financial Statement Filing Date - Original Date	Nov. 26, 2016
Number of Days in Period Prior to Fiscal Year Change	91
Number of Days in Period Post Fiscal Year Change	91
Difference in Number of Days in Period Post Fiscal Year Change	0
Fourth Quarter, Fiscal 2017 [Domain]
Fiscal Year End [Line Items]
Number of Days in Period Prior to Fiscal Year Change	91
Number of Days in Period Post Fiscal Year Change	90
Difference in Number of Days in Period Post Fiscal Year Change	(1)
Fourth Quarter and Year Ended, Fiscal 2017 [Domain]
Fiscal Year End [Line Items]
Financial Statement Filing Date - New Date	Feb. 28, 2017
Financial Statement Filing Date - Original Date	Feb. 25, 2017
Year Ended February 2016 [Domain]
Fiscal Year End [Line Items]
Number of Days in Period Prior to Fiscal Year Change	364
Number of Days in Period Post Fiscal Year Change	366
Difference in Number of Days in Period Post Fiscal Year Change	2